Costs (Details 1) - ARS ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Costs
Real estate	$ 19,944	$ 22,957
Others	1,080	1,230
Total inventories at the end of the year	$ 21,024	$ 24,187